LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of operating lease

	As of December 31,
	2024	2025
	RMB	RMB
Right-of-use assets, net	542,202	1,275,805
Operating lease liabilities, current	195,438	424,363
Operating lease liabilities, non-current	352,618	849,936

Schedule of operating lease expenses and short-term lease expenses

	For the Years Ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease expenses	46,775	152,682	311,619
Short-term lease expenses	5,734	14,697	23,290
Cash paid for amounts included in the measurement of lease liabilities	50,871	144,651	323,239
Right-of-use assets obtained in exchange for new operating lease liabilities	95,476	552,682	1,052,922

	As of December 31,
	2024	2025
	RMB	RMB
Weighted average remaining lease term (in years)	3.32	3.61
Weighted average discount rate	4.14%	4.85%

Schedule of maturities of operating lease liabilities

Maturities of operating lease liabilities as of December 31, 2025 are as follows:

RMB
For the year ending December 31, 2026	472,680
For the year ending December 31, 2027	402,880
For the year ending December 31, 2028	273,154
For the year ending December 31, 2029	121,321
For the year ending December 31, 2030	55,384
Thereafter	78,173
Total remaining undiscounted lease payments	1,403,592
Less: imputed interest	(129,293)
Present value of operating lease liabilities	1,274,299